Supplement to Prospectus Dated May 1, 1996
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                                  AEXTRA ASSETS

This Supplement incorporates the information included in the June 21, 1996 Supplement and further amends the May 1, 1996 Prospectus as follows:

The following information relates to upcoming changes in available Funds:

The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


           Replaced Fund                                       Substitute Fund
Scudder Variable Life Investment Fund--      Portfolio Partners Scudder International Growth Portfolio
 International Portfolio Class A Shares
Alger American Small Cap Portfolio           Portfolio Partners MFS Emerging Equities Portfolio
American Century VP Capital Appreciation     Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Neuberger & Berman Growth Portfolio          Portfolio Partners MFS Value Equity Portfolio

The following Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account):

                                Closed

Lexington Natural Resources Trust







                The Date of this Supplement is August 21, 1997

Form No. X76002-97

Fee Table - 3
The table on Annual Expenses of the Funds is amended for periods after November 26, 1997, by deleting the Replaced Funds and the Closed Fund and adding the following Substitute Funds:

                                                              Investment                            Total
                                                              Advisory Fees      Other Expenses     Annual
                                                              (after expense     (after expense     Fund
                                                              reimbursement)     reimbursement)     Expenses
Portfolio Partners Scudder International Growth Portfolio         0.80%              0.20%          1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio                0.70%(2)           0.13%          0.83%(1)
Portfolio Partners MFS Research Growth Portfolio                  0.70%(2)           0.15%          0.85%(1)
Portfolio Partners MFS Value Equity Portfolio                     0.65%              0.25%          0.90%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; .92% for the MFS Research Growth Portfolio; and .90% for the MFS Value Equity Portfolio.
(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.


Fee Table - 4
The hypothetical illustrations in Fee Table - 4 are amended by deleting all information with respect to the Replaced Funds and the Closed Fund for periods after November 26, 1997 and adding the following:

                                                              1 year     3 yrs     5 yrs     10 yrs
                                                              --------   -------   -------   -------
Portfolio Partners Scudder International Growth Portfolio      $23       $72         $123      $263
Portfolio Partners MFS Emerging Equities Portfolio             $22       $67         $114      $246
Portfolio Partners MFS Research Growth Portfolio               $22       $67         $115      $248
Portfolio Partners MFS Value Equity Portfolio                  $22       $69         $118      $253

Prospectus, Page 2:
In the Section, The Funds, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Fund will be deleted after November 26, 1997, since it will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio, and Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities, MFS Research Growth and MFS Value Equity Portfolios.

The following information reflects updated financial and other information about the Company and about the Funds currently available under the Contracts as of the date of this Supplement. As described above, some of the Funds referenced below will be replaced or closed in November 1997.

Cover:
The name of TCI Growth (a Twentieth Century fund) is replaced throughout the prospectus with its new name: American Century VP Capital Appreciation.

The second line of the sixth paragraph, is amended to read as follows:
"Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated August 21, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference."

The following paragraph is added as paragraph seven on the cover page of the
Prospectus:

 THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
  ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

Fee Table - 3:
The table on Annual Expenses of the Funds is deleted and replaced with the following:


FUND ANNUAL EXPENSES

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Contract Value under the Contract.

                                                   Investment           Other
                                                   Advisory Fees(1)     Expenses
                                                   (after expense       (after expense     Total Fund
                                                   reimbursement)       reimbursement)     Annual Expenses
Aetna Variable Fund(2)                                  0.50%               0.06%              0.56%
Aetna Income Shares(2)                                  0.40%               0.08%              0.48%
Aetna Variable Encore Fund(2)                           0.25%               0.10%              0.35%
Aetna Investment Advisers Fund, Inc.(2)                 0.50%               0.08%              0.58%
Alger American Small Cap Portfolio                      0.85%               0.03%              0.88%
American Century VP Capital Appreciation(3)             1.00%               0.00%              1.00%
Janus Aspen Aggressive Growth Portfolio(4)              0.72%               0.04%              0.76%
Janus Aspen Flexible Income Portfolio                   0.65%               0.19%              0.84%
Lexington Natural Resources Trust                       1.00%               0.42%              1.42%
Neuberger & Berman Growth Portfolio(5)                  0.83%               0.09%              0.92%
Scudder International Portfolio Class A Shares          0.86%               0.19%              1.05%

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, and Aetna Investment Advisers Fund, Inc. Therefore, the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement.
    Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, and Aetna Investment Advisers Fund, Inc. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.
(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.
(4) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for the Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth Portfolio reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.
(5) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Advisory Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

Fee Table - 4:
The Hypothetical Illustration (Example) is deleted and replaced with the following:


HYPOTHETICAL ILLUSTRATION (Example)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment whether or not you withdraw or annuitize your contract at the end of the applicable time period:(1)

                                                   1 year    3 yrs     5 yrs     10 yrs
                                                   ------   -------   -------   -------
Aetna Variable Fund                                 $19       $58       $100      $217
Aetna Income Shares                                 $18       $56       $ 96      $209
Aetna Variable Encore Fund                          $17       $52       $ 89      $195
Aetna Investment Advisers Fund, Inc.                $19       $59       $101      $220
Alger American Small Cap Portfolio                  $22       $68       $117      $251
American Century VP Capital Appreciation            $23       $72       $123      $263
Janus Aspen Aggressive Growth Portfolio             $21       $64       $111      $238
Janus Aspen Flexible Income Portfolio               $22       $67       $115      $247
Lexington Natural Resources Trust                   $27       $84       $144      $305
Neuberger & Berman Growth Portfolio                 $22       $69       $119      $255
Scudder International Portfolio Class A Shares      $24       $73       $125      $268

(1) The illustration reflects the $15.00 annual maintenance fee as an annual charge of 0.045% of assets.

AUV History 1 and 2:
The Condensed Financial Information is deleted and replaced with the following:


                         CONDENSED FINANCIAL INFORMATION


    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.



                                    1996         1995            1994             1993
                                ------------  ----------     ------------      ---------
AETNA VARIABLE FUND
Value at beginning of period      $13.972        $10.698        $10.940         $10.378
Value at end of period            $17.173        $13.972        $10.698         $10.940
Increase (decrease) in value of
 accumulation unit(1)               22.91%         30.61%         (2.21)%          5.41%
Number of accumulation units
 outstanding at end of period  15,372,944     30,554,957     11,117,383         879,670
AETNA INCOME SHARES
Value at beginning of period      $12.212        $10.457        $11.006         $10.160
Value at end of period            $12.493        $12.212        $10.457         $11.006
Increase (decrease) in value of
 accumulation unit(1)                2.30%         16.78%         (4.99)%          8.33%
Number of accumulation units
 outstanding at end of period   1,947,629      4,853,662      1,988,960         166,913
AETNA VARIABLE ENCORE FUND
Value at beginning of period      $11.007        $10.509        $10.223         $10.031
Value at end of period            $11.453        $11.007        $10.509         $10.223
Increase (decrease) in value of
 accumulation unit(1)                4.05%          4.73%          2.79%           1.91%
Number of accumulation units
 outstanding at end of period   1,984,269      4,354,272      1,822,449          90,782
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period      $13.803        $10.971        $11.164         $10.286
Value at end of period            $15.698        $13.803        $10.971         $11.164
Increase (decrease) in value of
 accumulation unit(1)               13.73%         25.81%         (1.73)%          8.54%
Number of accumulation units
 outstanding at end of period   3,885,730      6,430,772      3,541,703         318,711
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period      $13.714        $ 9.622        $10.307         $10.000(7)
Value at end of period            $14.109        $13.714         $9.622         $10.307
Increase (decrease) in value of
 accumulation unit(1)                2.88%         42.52%         (6.64)%          3.07%
Number of accumulation units
 outstanding at end of period     881,881      1,364,901         441,809         31,855
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period      $14.091        $10.883         $11.159        $10.232
Value at end of period            $13.298        $14.091         $10.883        $11.159
Increase (decrease) in value of
 accumulation unit(1)               (5.63)%        29.47%          (2.48)%         9.06%
Number of accumulation units
 outstanding at end of period   1,337,306      2,735,782       1,123,366        261,107
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period      $12.992        $10.319         $10.000(9)
Value at end of period            $13.850        $12.992         $10.319
Increase (decrease) in value of
 accumulation unit(1)                6.60%         25.91%           3.19%
Number of accumulation units
 outstanding at end of period     590,904        723,839         131,702
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period      $12.094        $ 9.886         $10.000(9)
Value at end of period            $13.040        $12.094          $9.886
Increase (decrease) in value of
 accumulation unit(1)                 7.83%         22.33%         (1.14)%
Number of accumulation units
 outstanding at end of period       96,128         84,048         15,893
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period       $10.479         $9.079         $9.716       $10.000(10)
Value at end of period             $13.132        $10.479         $9.079        $9.716
Increase (decrease) in value of
 accumulation unit(1)                25.31%         15.42%          (6.56)%       (2.84)%
Number of accumulation units
 outstanding at end of period      115,869        162,462         141,076        27,908





                                    1992           1991           1990           1989        1988           1987
                                ------------    ----------     ----------      ---------    --------      -------
AETNA VARIABLE FUND
Value at beginning of period       $84.249        $67.496         $66.174       $51.900      $45.839       $43.994
Value at end of period             $10.378(2)     $84.249         $67.496       $66.174      $51.900       $45.839
Increase (decrease) in value of
 accumulation unit(1)                     (2)       24.82%           2.00%        27.50%       13.22%         4.19%
Number of accumulation units
 outstanding at end of period        3,107        908,777         810,126       831,547      887,039     1,020,744
AETNA INCOME SHARES
Value at beginning of period       $37.815        $32.066         $29.752       $26.291      $24.734       $23.888
Value at end of period             $10.160(3)     $37.815         $32.066       $29.752      $26.291       $24.734
Increase (decrease) in value of
 accumulation unit(1)                     (3)       17.93%           7.78%        13.16%       6.29%          3.54%
Number of accumulation units
 outstanding at end of period        4,196        427,893         358,454       366,176     383,856        377,078
AETNA VARIABLE ENCORE FUND
Value at beginning of period       $34.122        $32.431         $30.285       $28.029     $26.401        $25.028
Value at end of period             $10.031(4)     $34.122         $32.431       $30.285     $28.029        $26.401
Increase (decrease) in value of
 accumulation unit(1)                     (4)        5.21%           7.09%         8.05%       6.17%          5.49%
Number of accumulation units
 outstanding at end of period        2,808        548,425         722,438       653,619     720,726        898,557
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period       $12.717        $10.882         $10.423       $10.000(5)
Value at end of period             $10.286(6)     $12.717         $10.882       $10.423
Increase (decrease) in value of
 accumulation unit(1)                     (6)       16.86%           4.40%         4.23%
Number of accumulation units
 outstanding at end of period        6,537      1,324,822         984,798       639,219
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period
Value at end of period Increase
 (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period       $10.000(8)
Value at end of period             $10.232
Increase (decrease) in value of
 accumulation unit(1)                 2.32%
Number of accumulation units
 outstanding at end of period        4,284
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------



                                     1996         1995          1994        1993           1992
                                  --------      --------      --------      -------     -----------
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period       $15.871       $12.199       $12.990      $10.123     $10.000(11)
Value at end of period             $17.105       $15.871       $12.199      $12.990     $10.123
Increase (decrease) in value of
 accumulation unit(1)                 7.78%        30.10%        (6.09)%     28.32%       1.23%
Number of accumulation units
 outstanding at end of period      320,078       526,542       228,370       71,556       2,275
SCUDDER INTERNATIONAL PORTFOLIO
 CLASS A SHARES
Value at beginning of period       $14.674       $13.372       $13.654      $10.051     $10.000(11)
Value at end of period             $16.633       $14.674       $13.372      $13.654     $10.051
Increase (decrease) in value of
 accumulation units(1)               13.35%         9.74%        (2.07)%      35.85%       0.51%
Number of accumulation units
 outstanding at end of period      472,099       720,017       652,630      144,303         324

----------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 3.78%.
(3) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.60%.
(4) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.31%.
(5) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(6) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 2.86%.
(7) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.
(8) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund became available under the Contract.
(9) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(10)The initial Accumulation Unit value was established at $10.000 on May 26, 1993, the date on which the Fund became available under the Contract.
(11)The initial Accumulation Unit value was established at $10.000 on November 2, 1992, the date on which the Fund/Portfolio became available under the Contract.
  * Formerly TCI Portfolios, Inc. - TCI Growth

Prospectus, Page 2:
In the Section, The Company, the second paragraph is deleted and replaced with the following:

The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

In the Section, The Funds, the fund description for Alger American Fund - Alger American Small Capitalization Portfolio is deleted and replaced with the following:

Alger American Fund - Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") and the S&P SmallCap 600 Index ("S&P" Index), updated quarterly. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.

In the Section, The Funds, the final sentence in the description of Janus Aspen Series - Aggressive Growth Portfolio is updated as follows:

Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.

In the Section, The Funds, the fund description for Neuberger & Berman Advisers Management Trust - Growth Portfolio is deleted and replaced with the following:

Neuberger & Berman Advisers Management Trust - Growth Portfolio seeks capital growth without regard to income through investments in common stocks of companies believed to be undervalued and have above-average potential for capital appreciation. The Portfolio is heavily diversified among a number of stocks to limit risk.

The Investment Adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund and Aetna Investment Advisers Fund, Inc. is Aetna Life Insurance and Annuity Company. Aeltus Investment Management, Inc. is subadviser. The Investment Adviser for American Century VP Capital Appreciation is American Century Investment Management, Inc.

Prospectus, Page 3:
The following sentence is added immediately preceding the Fund Investment Advisers Section:

Additional Prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover page of the Prospectus.

Prospectus, Page 13:
The Section, Legal Matters, is deleted and replaced with the following:

Legal Matters
The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

In the Section, Contents of the Statement of Additional Information, the heading "Dollar-Cost Averaging" is deleted.

Form No. X76002-97